Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure
Tonnage taxes for the period	$ 548	$ 417	$ 339
Potential income tax in absence of exemption	$ 0	$ 123	$ 51